Details of Significant Accounts - Leasing arrangements, additional information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Details of Significant Accounts [Abstract]
Cash outflow for leases	$ 416	$ 470
Interest expense on lease liabilities	9	6
Expense on short-term lease contracts	133	161
Repayments of principal portion of lease liabilities	$ 274	$ 303